Share capital - History - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share capital
Aggregate share capital	€ 349,789	€ 294,600	€ 275,510	€ 250,187
Aggregate number of shares after transaction	64,667,000	54,466,000	50,937,000	46,256,000
Number of shares	64,666,802	54,465,421	50,936,778	46,256,078